Investments in joint venture and affiliates (Details) ¥ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2011 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 CNY (¥) MW	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Jul. 31, 2014	Jun. 30, 2014	Dec. 31, 2012 CNY (¥)
Investment in a joint venture
Loss/(income) from equity method investments			¥ (2,147)	¥ 441	¥ 2,108
Amount due from related parties-short term		¥ 47,890	45,654	47,890
Swap of accounts receivable from third party customers for equity method investment			39,498
Investments in subsidiaries		¥ 13,524	¥ 55,169	13,524
JA MEMC
Investment in a joint venture
Loss/(income) from equity method investments				441	2,108
Other-than-temporary impairment charge				0	0
Percentage of interest acquired							50.00%
JA MEMC | JA Solar Technology Yangzhou Co., Ltd. ("JA Yangzhou")
Investment in a joint venture
Capital contribution to joint venture	¥ 96,211
Ownership in joint venture (as a percent)	50.00%
Datang Angli
Investment in a joint venture
Ownership in joint venture (as a percent)			29.16%
Loss/(income) from equity method investments			¥ 44
Amount due from related parties-short term					47,000			¥ 47,000
Swap of accounts receivable from third party customers for equity method investment			39,498
Amount receivable from related party reserved					47,000
Gain on receipt of reserved related party receivable					¥ 39,500
Allowance of difference between actual receivable and fair value of receivable			7,500
Lincheng
Investment in a joint venture
Ownership in joint venture (as a percent)					100.00%	20.00%
Contribution to capital injection				16,600,000
Investments in subsidiaries			15,627
Modules sold			92,158,000
Cost of modules sold			71,993,000
Share of unrealized profit (in percent)		20.00%
Share of unrealized profit		¥ 3,076,000	4,033,000
Net profit generated from equity investment			¥ 6,136	0
Lincheng | JA Solar Technology Yangzhou Co., Ltd. ("JA Yangzhou")
Investment in a joint venture
Capacity of power plant under development | MW			100
Lincheng | Rich Energy
Investment in a joint venture
Ownership in joint venture (as a percent)						80.00%
Contribution to capital injection				¥ 66,400,000